Share based compensation - Number of shares warrants give right to for Plan 2013 (Detail) - Share based payment arrangements 2013 plan [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share based payment arrangement [Line items]
Outstanding at January 1	80,500	208,000
Granted		500
Forfeited/Cancelled		(83,500)
Exercised	(80,500)	(44,500)
Outstanding at December 31	0	80,500
Exercisable at December 31		80,500